Current and long-term debt - BCFL Lease Financing (MR) (Details)	1 Months Ended
	May 31, 2020	Apr. 30, 2020 USD ($)	Sep. 30, 2017 USD ($) option	Jan. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Debt outstanding					$ 2,415,326,000		$ 2,552,473,000
Borrowings instrument term	5 years
Borrowings					2,415,326,000		2,552,473,000
BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding					77,700,000		87,800,000
Borrowings					$ 77,700,000		$ 87,800,000
BCFL Lease Financing (MRs) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Deposit minimum per vessel			$ 5,100,000
Minimum ratio for fair value of vessels			100.00%
MR [Member] | BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Finance lease daily rate per vessel		$ 1,910
Borrowings instrument term		3 years
Increase through new leases, liabilities arising from financing activities		$ 1,900,000
MR [Member] | Installation of scrubbers | BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel				3		1
Debt outstanding				$ 5,800,000		$ 1,900,000
Borrowings				$ 5,800,000		$ 1,900,000
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			5 years
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			10 years
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								5
Sale leaseback transaction, gross proceeds per vessel			$ 27,500,000
Sale leaseback transaction, term			7 years
Finance lease daily rate per vessel								$ 9,025
Number of options in sale leaseback | option			3
Sale leaseback, option term			1 year
Sale leaseback, deposit per vessel			$ 5,100,000